Financial instruments disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Carrying amounts and fair values
The following table shows the carrying amounts and fair values of our borrowings including those which are not carried at an amount which approximates their fair value at 30 June 2021 and 31 December 2020. The fair values of our cash equivalents, loans to equity accounted units and other financial liabilities approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

	30 June 2021		31 December 2020
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Borrowings	12,405	14,558	12,653	15,076

Disclosure of detailed information about hedges
The effective interest rate of our borrowings, impacted by swaps, are summarised below. All nominal values are fully hedged unless otherwise stated:

Borrowings in a hedge relationship	Nominal value	Weighted average interest rate after swaps	Swap maturity	Carrying Value at 30 June 2021	Carrying Value at 31 December 2020
	US$m		Year	US$m	US$m
Rio Tinto Finance plc Euro Bonds 2.875% due 2024	546	3 month LIBOR +1.64%	2024	530	555
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025	1,200	3 month LIBOR +1.39%	2025	1,268	1,299
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028	750	3 month LIBOR +3.27%	2028	960	1,005
Alcan Inc. Debentures 7.25% due 2028	100	3 month LIBOR +5.43%	2024	107	109
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029	807	3 month LIBOR +2.65%	2024	713	717
Alcan Inc. US$400m Debentures 7.25% due 2031(a)	400	3 month LIBOR +5.72%	2025	427	438
Alcan Inc. US$750m Global Notes 6.125% due 2033(a)	750	3 month LIBOR +5.67%	2025	732	744
Alcan Inc. US$300m Global Notes 5.75% due 2035(a)	300	3 month LIBOR +5.18%	2025	287	292
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040	1,150	3 month LIBOR +3.79%	2022	1,168	1,173
Rio Tinto Finance (USA) plc Bonds 4.75% 2042	500	3 month LIBOR +3.42%	2023	500	501
Rio Tinto Finance (USA) plc Bonds 4.125% 2042	750	3 month LIBOR +2.83%	2023	742	743

(a)In 2020 we entered into new swaps to convert the interest payable in relation to these bonds from fixed to floating rates.

Summary of fair value of financial instruments
The table below shows the financial instruments carried at fair value by valuation method in accordance with IFRS 9 at 30 June 2021:

		Held at fair value
At 30 June 2021	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)	14,027	7,198	—	—	6,829
Investments in equity shares and funds	113	67	—	46	—
Other investments, including loans and pooled funds(e)	2,955	2,531	—	240	184
Trade and other financial receivables(f)	3,794	2	2,122	—	1,670

Derivatives (net)
Forward contracts and option contracts: designated as hedges(g)	(118)	—	—	(118)	—
Forward contracts and option contracts, not designated as hedges(g)	133	—	54	79	—
Derivatives related to net debt(h)	111	—	111	—	—

Liabilities
Trade and other financial payables	(5,767)	—	(167)	—	(5,600)
Total	15,248	9,798	2,120	247	3,083
Financial instruments disclosures (continued)

		Held at fair value
At 31 December 2020	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)	10,381	6,411	—	—	3,970
Investments in equity shares and funds	75	35	—	40	—
Other investments, including loans and pooled funds(e)	2,899	2,563	—	198	138
Trade and other financial receivables(f)	3,286	5	1,802	—	1,479

Derivatives (net)
Forward contracts and option contracts: designated as hedges(g)	53	—	7	46	—
Forward contracts and option contracts, not designated as hedges(g)	180	—	69	111	—
Derivatives related to net debt(h)	248	—	248	—	—
Liabilities
Trade and other financial payables	(5,847)	—	(30)	—	(5,817)
Total	11,275	9,014	2,096	395	(230)

(a)Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.

(b)Valuation is based on inputs that are observable for the financial instruments; which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.

(c)Valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs).

(d)Cash and cash equivalents include money market funds which are treated as fair value through profit or loss (‘FVPL’) under IFRS 9 with the fair value movements going into finance income.

(e)Other investments, including loans and pooled funds, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalties. The royalties receivable are valued based on expected mine production as well as forward commodity prices.

(f)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price are recorded separately within 'Other revenue'. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 30 June 2021, US$1,940 million (31 December 2020: US$1,671 million) of provisionally priced receivables were recognised.

(g)Level 3 derivatives mainly consist of derivatives embedded in electricity purchase contracts linked to the LME with terms expiring between 2025 and 2036 (31 December 2020: 2025 and 2029). The embedded derivatives are measured using discounted cash flows and option model valuation techniques.

(h)Interest rate and currency interest rate swaps are valued using applicable market quoted swap yield curves adjusted for relevant basis and credit default spreads. Currency interest rate swap valuations also use market quoted foreign exchange rates. A discounted cash flow approach is used to derive fair value from these inputs to the underlying cash flows.

Summary of changes in the fair value of Level 3 financial assets and financial liabilities
The table below shows the summary of changes in the fair value of the Group's Level 3 financial assets and financial liabilities for the six months to 30 June 2021.

30 June 2021
Level 3 Financial assets and liabilities	US$m
Opening balance	395
Currency translation adjustments	(3)
Total realised gains/(losses) included in:
– consolidated sales revenue	15
– net operating costs	(18)
Total unrealised gains included in:
– net operating costs	33
Total unrealised gains transferred into other comprehensive income	(172)
Disposals/maturity of financial instruments	(3)
Closing balance	247
Net gains included in the income statement for assets and liabilities held at period end	26